Prepaid Expenses and Other Current Assets (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Prepaid Expenses And Other Current Assets
Prepaid manufacturing expense	$ 91,477	$ 563,280
Other prepaid expenses and current assets	1,132,502	460,030
Prepaid insurance	201,252	704,650
Prepaid preclinical and clinical expenses	65,892	1,158,560
Prepaid expenses and other current assets	$ 1,491,123	$ 2,886,520